Shareholder Report, Average Annual Return (Details) 197210_Pacer Trendpilot 100 ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Trendpilot® 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® 100 ETF NAV
Average Annual Return, Percent	20.70%	9.37%	14.89%
Pacer NASDAQ-100 Trendpilot Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer NASDAQ-100 Trendpilot® Index
Average Annual Return, Percent	21.51%	10.04%	15.58%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	15.26%
NASDAQ-100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Index
Average Annual Return, Percent	41.22%	15.54%	21.36%